LEASING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Disclosure of right-of-use assets	Right-of-use assets

	Year ended 31 December
CHF in millions	2025	2024
Network	1,199.0	1,091.4
Land, buildings and other	168.9	171.1
Total RoU assets	1,367.9	1,262.5

Disclosure of lease expense
Lease expenses

	Year ended 31 December
CHF in millions	2025	2024	2023
Depreciation and amortisation
Network	94.0	101.4	99.3
Land, buildings and other	35.9	28.3	28.7
Total depreciation and amortisation	129.9	129.7	128.0
Interest expense	61.3	69.8	67.9
Short-term lease expense	3.1	2.4	3.2
Total lease expense	194.3	201.9	199.1
Cash flows from leases

	Year ended 31 December
CHF in millions	2025	2024
Principal payments	121.0	114.4
Interest payments	61.3	61.0
Payments for short-term leases	3.1	2.4
Total payments	185.4	177.8

Disclosure of maturities of lease liabilities
Maturities of Sunrise lease liabilities are presented below:

	Year ended 31 December
CHF in millions	2025	2024
Within 1 year	181.4	164.1
Between 1 and 2 years	178.3	152.0
Between 2 and 3 years	151.6	148.8
Between 3 and 4 years	144.9	141.3
Between 4 and 5 years	139.3	135.2
After 5 years	863.9	925.7
Total payments	1,659.4	1,667.1
Less: present value discount	(382.2)	(447.8)
Present value of lease payments	1,277.2	1,219.3
Current portion	181.4	164.1
Non-current portion	1,095.8	1,055.2